Statement of Changes in Stockholders' Equity - 8 months ended Dec. 31, 2024 - USD ($)	Total	Common Stock Class B [Member]	Additional Paid-In Capital	Accumulated Deficit
Balance, shares at May. 02, 2024		0
Balance, amount at May. 02, 2024	$ 0	$ 0	$ 0	$ 0
Capital contribution	1	$ 0	1	0
Ordinary shares issued, shares		100
Ordinary shares issued, amount	1	$ 1	0	0
Net loss	(238)			(238)
Balance, amount at Dec. 31, 2024	$ (236)	$ 1	$ 1	$ (238)
Balance, shares at Dec. 31, 2024		100